Financial risk management activities - Assets and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Assets	$ 7,665	$ 7,672	$ 7,874
Liabilities	3,803	3,932	4,826
Other equity securities FVTPL
Disclosure of fair value measurement of assets [line items]
Assets	0	0	19
Other equity securities FVTPL | Level 1
Disclosure of fair value measurement of assets [line items]
Assets			15
Other equity securities FVOCI
Disclosure of fair value measurement of assets [line items]
Assets	147	186	132
Other equity securities FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	147	186	132
Deferred compensation asset
Disclosure of fair value measurement of assets [line items]
Assets	26	28
Deferred compensation asset | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 26	$ 28
Gold and oil derivative contracts
Disclosure of fair value measurement of assets [line items]
Liabilities			10
Gold and oil derivative contracts | Level 2
Disclosure of fair value measurement of assets [line items]
Liabilities			$ 10